REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenues	$ 16,398,000	$ 24,207,000
Open World Ltd. [Member]
Disaggregation of Revenue [Line Items]
Revenues	35,748,499	39,626,473
Proactive Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	13,165,000	19,365,000
Premium Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,077,000	4,401,000
Brand Protection Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	156,000	441,000
Digital assets and capital markets infrastructure [Member] | Open World Ltd. [Member]
Disaggregation of Revenue [Line Items]
Revenues	32,187,179	34,732,400
Advisory and onboarding [Member] | Open World Ltd. [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,561,320	4,894,073
Precision Logistics [Member]
Disaggregation of Revenue [Line Items]
Revenues	16,242,000	23,766,000
Precision Logistics [Member] | Proactive Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	13,165,000	19,365,000
Precision Logistics [Member] | Premium Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,077,000	4,401,000
Precision Logistics [Member] | Brand Protection Services [Member]
Disaggregation of Revenue [Line Items]
Revenues
Authentication [Member]
Disaggregation of Revenue [Line Items]
Revenues	156,000	441,000
Authentication [Member] | Proactive Services [Member]
Disaggregation of Revenue [Line Items]
Revenues
Authentication [Member] | Premium Services [Member]
Disaggregation of Revenue [Line Items]
Revenues
Authentication [Member] | Brand Protection Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 156,000	$ 441,000